Schedule of Operating Lease Liability for Non-Cancellable Payments (Details) - USD ($)	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022
Leases
2024	$ 228,801	$ 228,801
2025	233,365	233,365
2026	238,056	238,056
2027	242,874	242,874
2028	247,818	247,818
Thereafter	105,397	105,397
Total	1,296,311	1,296,311
Less: Imputed interest	(282,397)	(282,397)
Operating lease liability	1,013,914	1,013,914
Operating lease liability - Current	260,128	149,339
Operating lease liability - Non-current	$ 753,786	$ 864,575